UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549	OMB Number: 3235-0456
Expires: May 31, 2021
FORM 24F-2	Estimated average burden
Annual Notice of Securities Sold	hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Direxion Shares ETF Trust
1301 Avenue of the Americas (6th Ave.), 28th Floor
New York, NY 10019

2.		The name of each series or class of securities for which this Form is filed
(If the Form is being filed for all series and classes of securities of the issuer,
		check the box but do not list series or classes):	[ ]

		Direxion All Cap Insider Sentiment Shares	Direxion Daily Russia Bull 3X Shares
		Direxion Auspice Broad Commodity Strategy ETF	Direxion Daily Russia Bear 3X Shares
		Direxion NASDAQ-100® Equal Weighted Index Shares	Direxion Daily Aerospace & Defense Bull 3X Shares
		Direxion Zacks MLP High Income Index Shares	Direxion Daily Communication Services Index Bull 3X Shares
		Direxion FTSE Russell International Over US ETF	Direxion Daily Communication Services Index Bear 3X Shares
		Direxion FTSE Russell US Over International ETF	Direxion Daily Consumer Discretionary Bull 3X Shares
		Direxion MSCI Developed Over Emerging Markets ETF	Direxion Daily Consumer Discretionary Bear 3X Shares
		Direxion MSCI Emerging Over Developed Markets ETF	Direxion Daily Consumer Staples Bull 3X Shares
		Direxion MSCI USA Cyclicals Over Defensives ETF	Direxion Daily Consumer Staples Bear 3X Shares
		Direxion MSCI USA Defensives Over Cyclicals ETF	Direxion Daily Energy Bull 3X Shares
		Direxion Russell 1000® Growth Over Value ETF	Direxion Daily Energy Bear 3X Shares
		Direxion Russell 1000® Value Over Growth ETF	Direxion Daily Financial Bull 3X Shares
		Direxion Russell Large Over Small Cap ETF	Direxion Daily Financial Bear 3X Shares
		Direxion Russell Small Over Large Cap ETF	Direxion Daily Gold Miners Index Bull 3X Shares
		PortfolioPlus Developed Markets ETF	Direxion Daily Gold Miners Index Bear 3X Shares
		PortfolioPlus Emerging Markets ETF	Direxion Daily Healthcare Bull 3X Shares
		PortfolioPlus S&P 500® ETF	Direxion Daily Homebuilders & Supplies Bull 3X Shares
		PortfolioPlus S&P® Mid Cap ETF	Direxion Daily Industrials Bull 3X Shares
		PortfolioPlus S&P® Small Cap ETF	Direxion Daily Junior Gold Miners Index Bull 3X Shares
		Direxion Daily CSI 300 China A Share Bear 1X Shares	Direxion Daily Junior Gold Miners Index Bear 3X Shares
		Direxion Daily S&P 500® Bear 1X Shares	Direxion Daily MSCI Real Estate Bull 3X Shares
		Direxion Daily Total Bond Market Bear 1X Shares	Direxion Daily MSCI Real Estate Bear 3X Shares
		Direxion Daily 20+ Year Treasury Bear 1X Shares	Direxion Daily Natural Gas Related Bull 3X Shares
		Direxion Daily CSI 300 China A Share Bull 2X Shares	Direxion Daily Natural Gas Related Bear 3X Shares
		Direxion Daily CSI China Internet Index Bull 2X Shares	Direxion Daily Pharmaceutical & Medical Bull 3X Shares
		Direxion Daily MSCI European Financials Bull 2X Shares	Direxion Daily Regional Banks Bull 3X Shares
		Direxion Daily S&P 500® Bull 2X Shares	Direxion Daily Regional Banks Bear 3X Shares
		Direxion Daily Small Cap Bull 2X Shares	Direxion Daily Retail Bull 3X Shares
		Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares
		Direxion Daily Mid Cap Bear 3X Shares	Direxion Daily S&P Biotech Bull 3X Shares
		Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P Biotech Bear 3X Shares
		Direxion Daily S&P 500® Bear 3X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares
		Direxion Daily Small Cap Bull 3X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
		Direxion Daily Small Cap Bear 3X Shares	Direxion Daily Semiconductor Bull 3X Shares
		Direxion Daily FTSE China Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
		Direxion Daily FTSE China Bear 3X Shares	Direxion Daily Technology Bull 3X Shares
		Direxion Daily FTSE Europe Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
		Direxion Daily Latin America Bull 3X Shares	Direxion Daily Transportation Bull 3X Shares
		Direxion Daily MSCI Brazil Bull 3X Shares	Direxion Daily Utilities Bull 3X Shares
		Direxion Daily MSCI Developed Markets Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bull 3X Shares
		Direxion Daily MSCI Developed Markets Bear 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
		Direxion Daily MSCI Emerging Markets Bull 3X Shares	Direxion Daily 20+ Year Treasury Bull 3X Shares
		Direxion Daily MSCI Emerging Markets Bear 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares
		Direxion Daily MSCI India Bull 3X Shares	Direxion Daily EURO STOXX 50 Bull 3X Shares
		Direxion Daily MSCI Japan Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 1X Shares
		Direxion Daily MSCI Mexico Bull 3X Shares	Direxion Daily High Yield Bear 2X Shares
Direxion Daily MSCI South Korea Bull 3X Shares

3.		Investment Company Act File Number:	811-22201

		Securities Act File Number:	333-150525

4(a).	Last day of fiscal year for which this Form is filed:
October 31, 2019

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):				$18,029,432,284

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$19,716,153,751

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:				$19,716,153,751

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:				$(1,686,721,467)

	(vi)	Redemption credits available for use in future years		$(1,686,721,467)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			X	0.01298%

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):		=		$0.00

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here : N/A. If there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here : N/A.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

					+$	0.00
						.
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	0.00

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

		Method of Delivery:

		[ ]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Patrick Rudnick
Patrick Rudnick
Principal Financial Officer

Date	1/17/2020